Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Schedule of trade and other receivables

FOR THE YEAR ENDED DECEMBER 31	NOTE	2017	2016
Trade receivables(1)		3,138	2,967
Allowance for doubtful accounts	24	(55)	(60)
Allowance for revenue adjustments		(80)	(85)
Current tax receivable		31	35
Other accounts receivable		101	122
Total trade and other receivables		3,135	2,979
(1) The details of securitized trade receivables are set out in Note 19, Debt due within one year.